IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 31.0
Stressed Value-at-Risk (one-day)	29.3
Incremental Risk Capital Charge (one-year)	320.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.3
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.3
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	26.7
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(60.8)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	33.8	$ 47.6	$ 19.5
Stressed Value-at-Risk (one-day)	33.4	42.8	44.9
Incremental Risk Capital Charge (one-year)	356.6	355.9	209.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.2	18.5	13.8
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.6	34.6	9.5
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.1	9.1	6.9
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	2.3	4.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.3	5.1	2.0
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	30.8	45.5	14.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(62.2)	$ (67.5)	$ (31.6)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	44.7
Stressed Value-at-Risk (one-day)	40.4
Incremental Risk Capital Charge (one-year)	421.6
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	25.6
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	37.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.1
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.9
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	27.2
Stressed Value-at-Risk (one-day)	28.7
Incremental Risk Capital Charge (one-year)	311.4
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.2
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.1
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 24.2